Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000155941 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap Index Fund
Class Name	Class K Shares
Trading Symbol	BRMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended July 31, 2026, the Fund’s Class K Shares returned 18.75%.
  For the same period, the Russell 3000 Index returned 19.60% and the Russell Midcap Index returned 18.68%.
U.S. equities continued their upward momentum during the third quarter of 2025, driven by strong corporate earnings and enthusiasm surrounding artificial intelligence ("AI"). Uncertainty persisted regarding U.S. trade policies, including reciprocal tariffs and negotiations with China. The Federal Open Market Committee ("FOMC") held rates steady in July before lowering the target range to 4.00% to 4.25% in September to support economic stability amid ongoing trade and inflation concerns.
U.S. equities finished the fourth quarter of 2025 in positive territory. Concerns over AI valuations and the sustainability of AI-related capital expenditures weighed on sentiment. In November, unemployment rose to 4.6% while inflation remained above the Federal Reserve's (“the Fed”) 2% target. The FOMC reduced rates by a combined 50 basis points in October and December, lowering the target range to 3.50% to 3.75%, while reiterating its data-driven approach to future policy decisions.
In the first quarter of 2026, U.S. equities finished in negative territory amid heightened economic and geopolitical uncertainty. Concerns regarding AI valuations, capital expenditures, labor market fluctuations, and escalating Middle East tensions weighed on sentiment and increased volatility. The U.S.-Iran conflict also raised inflation concerns as energy prices increased. The FOMC maintained rates at 3.50% to 3.75% in January and March following three consecutive rate cuts.
U.S. equities finished the second quarter of 2026 in positive territory, supported by strength in semiconductor and AI-related companies. However, concerns surrounding valuations, AI spending, and Middle East tensions continued to contribute to uncertainty. The FOMC maintained rates in April and June, citing solid economic activity, stable labor markets, and inflation above its 2% target. Updated economic projections signaled a more cautious outlook, reducing growth expectations and increasing inflation forecasts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2016 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	18.75%	8.21%	11.43%
Russell 3000 Index	19.60	11.82	14.56
Russell Midcap Index	18.68	8.20	11.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,568,979,764
Holdings Count | Holding	827
Advisory Fees Paid, Amount	$ 444,556
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,568,979,764
Number of Portfolio Holdings	827
Net Investment Advisory Fees	$444,556
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	17.5%
Information Technology	14.8%
Financials	14.3%
Health Care	11.0%
Consumer Discretionary	9.1%
Real Estate	6.8%
Energy	6.3%
Utilities	5.8%
Materials	5.0%
Consumer Staples	4.8%
Other*	4.1%
Short-Term Securities	2.1%
Liabilities in Excess of Other Assets	(1.6)
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.7%
Snowflake, Inc., Class A	0.7%
Marathon Petroleum Corp.	0.7%
Cloudflare, Inc., Class A	0.7%
Datadog, Inc., Class A	0.6%
Phillips 66	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Simon Property Group, Inc.	0.5%
Digital Realty Trust, Inc.	0.5%
Allstate Corp.	0.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.7%
Snowflake, Inc., Class A	0.7%
Marathon Petroleum Corp.	0.7%
Cloudflare, Inc., Class A	0.7%
Datadog, Inc., Class A	0.6%
Phillips 66	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Simon Property Group, Inc.	0.5%
Digital Realty Trust, Inc.	0.5%
Allstate Corp.	0.5%
(b)Excludes short-term securities.
C000163604 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap Index Fund
Class Name	Investor A Shares
Trading Symbol	BRMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended July 31, 2026, the Fund’s Investor A Shares returned 18.39%.
  For the same period, the Russell 3000 Index returned 19.60% and the Russell Midcap Index returned 18.68%.
U.S. equities continued their upward momentum during the third quarter of 2025, driven by strong corporate earnings and enthusiasm surrounding artificial intelligence ("AI"). Uncertainty persisted regarding U.S. trade policies, including reciprocal tariffs and negotiations with China. The Federal Open Market Committee ("FOMC") held rates steady in July before lowering the target range to 4.00% to 4.25% in September to support economic stability amid ongoing trade and inflation concerns.
U.S. equities finished the fourth quarter of 2025 in positive territory. Concerns over AI valuations and the sustainability of AI-related capital expenditures weighed on sentiment. In November, unemployment rose to 4.6% while inflation remained above the Federal Reserve's (“the Fed”) 2% target. The FOMC reduced rates by a combined 50 basis points in October and December, lowering the target range to 3.50% to 3.75%, while reiterating its data-driven approach to future policy decisions.
In the first quarter of 2026, U.S. equities finished in negative territory amid heightened economic and geopolitical uncertainty. Concerns regarding AI valuations, capital expenditures, labor market fluctuations, and escalating Middle East tensions weighed on sentiment and increased volatility. The U.S.-Iran conflict also raised inflation concerns as energy prices increased. The FOMC maintained rates at 3.50% to 3.75% in January and March following three consecutive rate cuts.
U.S. equities finished the second quarter of 2026 in positive territory, supported by strength in semiconductor and AI-related companies. However, concerns surrounding valuations, AI spending, and Middle East tensions continued to contribute to uncertainty. The FOMC maintained rates in April and June, citing solid economic activity, stable labor markets, and inflation above its 2% target. Updated economic projections signaled a more cautious outlook, reducing growth expectations and increasing inflation forecasts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2016 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	18.39%	7.88%	11.10%
Russell 3000 Index	19.60	11.82	14.56
Russell Midcap Index	18.68	8.20	11.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,568,979,764
Holdings Count | Holding	827
Advisory Fees Paid, Amount	$ 444,556
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,568,979,764
Number of Portfolio Holdings	827
Net Investment Advisory Fees	$444,556
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	17.5%
Information Technology	14.8%
Financials	14.3%
Health Care	11.0%
Consumer Discretionary	9.1%
Real Estate	6.8%
Energy	6.3%
Utilities	5.8%
Materials	5.0%
Consumer Staples	4.8%
Other*	4.1%
Short-Term Securities	2.1%
Liabilities in Excess of Other Assets	(1.6)
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.7%
Snowflake, Inc., Class A	0.7%
Marathon Petroleum Corp.	0.7%
Cloudflare, Inc., Class A	0.7%
Datadog, Inc., Class A	0.6%
Phillips 66	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Simon Property Group, Inc.	0.5%
Digital Realty Trust, Inc.	0.5%
Allstate Corp.	0.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.7%
Snowflake, Inc., Class A	0.7%
Marathon Petroleum Corp.	0.7%
Cloudflare, Inc., Class A	0.7%
Datadog, Inc., Class A	0.6%
Phillips 66	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Simon Property Group, Inc.	0.5%
Digital Realty Trust, Inc.	0.5%
Allstate Corp.	0.5%
(b)Excludes short-term securities.
C000155940 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	BRMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended July 31, 2026, the Fund’s Institutional Shares returned 18.68%.
  For the same period, the Russell 3000 Index returned 19.60% and the Russell Midcap Index returned 18.68%.
U.S. equities continued their upward momentum during the third quarter of 2025, driven by strong corporate earnings and enthusiasm surrounding artificial intelligence ("AI"). Uncertainty persisted regarding U.S. trade policies, including reciprocal tariffs and negotiations with China. The Federal Open Market Committee ("FOMC") held rates steady in July before lowering the target range to 4.00% to 4.25% in September to support economic stability amid ongoing trade and inflation concerns.
U.S. equities finished the fourth quarter of 2025 in positive territory. Concerns over AI valuations and the sustainability of AI-related capital expenditures weighed on sentiment. In November, unemployment rose to 4.6% while inflation remained above the Federal Reserve's (“the Fed”) 2% target. The FOMC reduced rates by a combined 50 basis points in October and December, lowering the target range to 3.50% to 3.75%, while reiterating its data-driven approach to future policy decisions.
In the first quarter of 2026, U.S. equities finished in negative territory amid heightened economic and geopolitical uncertainty. Concerns regarding AI valuations, capital expenditures, labor market fluctuations, and escalating Middle East tensions weighed on sentiment and increased volatility. The U.S.-Iran conflict also raised inflation concerns as energy prices increased. The FOMC maintained rates at 3.50% to 3.75% in January and March following three consecutive rate cuts.
U.S. equities finished the second quarter of 2026 in positive territory, supported by strength in semiconductor and AI-related companies. However, concerns surrounding valuations, AI spending, and Middle East tensions continued to contribute to uncertainty. The FOMC maintained rates in April and June, citing solid economic activity, stable labor markets, and inflation above its 2% target. Updated economic projections signaled a more cautious outlook, reducing growth expectations and increasing inflation forecasts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2016 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	18.68%	8.15%	11.37%
Russell 3000 Index	19.60	11.82	14.56
Russell Midcap Index	18.68	8.20	11.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,568,979,764
Holdings Count | Holding	827
Advisory Fees Paid, Amount	$ 444,556
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,568,979,764
Number of Portfolio Holdings	827
Net Investment Advisory Fees	$444,556
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	17.5%
Information Technology	14.8%
Financials	14.3%
Health Care	11.0%
Consumer Discretionary	9.1%
Real Estate	6.8%
Energy	6.3%
Utilities	5.8%
Materials	5.0%
Consumer Staples	4.8%
Other*	4.1%
Short-Term Securities	2.1%
Liabilities in Excess of Other Assets	(1.6)
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.7%
Snowflake, Inc., Class A	0.7%
Marathon Petroleum Corp.	0.7%
Cloudflare, Inc., Class A	0.7%
Datadog, Inc., Class A	0.6%
Phillips 66	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Simon Property Group, Inc.	0.5%
Digital Realty Trust, Inc.	0.5%
Allstate Corp.	0.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.7%
Snowflake, Inc., Class A	0.7%
Marathon Petroleum Corp.	0.7%
Cloudflare, Inc., Class A	0.7%
Datadog, Inc., Class A	0.6%
Phillips 66	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Simon Property Group, Inc.	0.5%
Digital Realty Trust, Inc.	0.5%
Allstate Corp.	0.5%
(b)Excludes short-term securities.
C000159049 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Total U.S. Stock Market Index Fund
Class Name	Institutional Shares
Trading Symbol	BITSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended July 31, 2026, the Fund’s Institutional Shares returned 19.53%.
  For the same period, the Russell 3000 Index returned 19.60%.
U.S. equities continued their upward momentum during the third quarter of 2025, driven by strong corporate earnings and enthusiasm surrounding artificial intelligence ("AI"). Uncertainty persisted regarding U.S. trade policies, including reciprocal tariffs and negotiations with China. The Federal Open Market Committee ("FOMC") held rates steady in July before lowering the target range to 4.00% to 4.25% in September to support economic stability amid ongoing trade and inflation concerns.
U.S. equities finished the fourth quarter of 2025 in positive territory. Concerns over AI valuations and the sustainability of AI-related capital expenditures weighed on sentiment. In November, unemployment rose to 4.6% while inflation remained above the Federal Reserve's (“the Fed”) 2% target. The FOMC reduced rates by a combined 50 basis points in October and December, lowering the target range to 3.50% to 3.75%, while reiterating its data-driven approach to future policy decisions.
In the first quarter of 2026, U.S. equities finished in negative territory amid heightened economic and geopolitical uncertainty. Concerns regarding AI valuations, capital expenditures, labor market fluctuations, and escalating Middle East tensions weighed on sentiment and increased volatility. The U.S.-Iran conflict also raised inflation concerns as energy prices increased. The FOMC maintained rates at 3.50% to 3.75% in January and March following three consecutive rate cuts.
U.S. equities finished the second quarter of 2026 in positive territory, supported by strength in semiconductor and AI-related companies. However, concerns surrounding valuations, AI spending, and Middle East tensions continued to contribute to uncertainty. The FOMC maintained rates in April and June, citing solid economic activity, stable labor markets, and inflation above its 2% target. Updated economic projections signaled a more cautious outlook, reducing growth expectations and increasing inflation forecasts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2016 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	19.53%	11.80%	14.50%
Russell 3000 Index	19.60	11.82	14.56

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,757,213,750
Holdings Count | Holding	2,655
Advisory Fees Paid, Amount	$ 423,841
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,757,213,750
Number of Portfolio Holdings	2,655
Net Investment Advisory Fees	$423,841
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	33.2%
Financials	12.7%
Industrials	9.8%
Health Care	9.6%
Consumer Discretionary	9.3%
Communication Services	9.2%
Consumer Staples	4.4%
Energy	3.5%
Real Estate	2.3%
Utilities	2.1%
Other*	3.3%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(1.4)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.4%
Apple, Inc.	6.1%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	2.8%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	1.6%
Berkshire Hathaway, Inc., Class B	1.3%
JPMorgan Chase & Co.	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.4%
Apple, Inc.	6.1%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	2.8%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	1.6%
Berkshire Hathaway, Inc., Class B	1.3%
JPMorgan Chase & Co.	1.3%
(b)Excludes short-term securities.
C000159048 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Total U.S. Stock Market Index Fund
Class Name	Investor A Shares
Trading Symbol	BASMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended July 31, 2026, the Fund’s Investor A Shares returned 19.26%.
  For the same period, the Russell 3000 Index returned 19.60%.
U.S. equities continued their upward momentum during the third quarter of 2025, driven by strong corporate earnings and enthusiasm surrounding artificial intelligence ("AI"). Uncertainty persisted regarding U.S. trade policies, including reciprocal tariffs and negotiations with China. The Federal Open Market Committee ("FOMC") held rates steady in July before lowering the target range to 4.00% to 4.25% in September to support economic stability amid ongoing trade and inflation concerns.
U.S. equities finished the fourth quarter of 2025 in positive territory. Concerns over AI valuations and the sustainability of AI-related capital expenditures weighed on sentiment. In November, unemployment rose to 4.6% while inflation remained above the Federal Reserve's (“the Fed”) 2% target. The FOMC reduced rates by a combined 50 basis points in October and December, lowering the target range to 3.50% to 3.75%, while reiterating its data-driven approach to future policy decisions.
In the first quarter of 2026, U.S. equities finished in negative territory amid heightened economic and geopolitical uncertainty. Concerns regarding AI valuations, capital expenditures, labor market fluctuations, and escalating Middle East tensions weighed on sentiment and increased volatility. The U.S.-Iran conflict also raised inflation concerns as energy prices increased. The FOMC maintained rates at 3.50% to 3.75% in January and March following three consecutive rate cuts.
U.S. equities finished the second quarter of 2026 in positive territory, supported by strength in semiconductor and AI-related companies. However, concerns surrounding valuations, AI spending, and Middle East tensions continued to contribute to uncertainty. The FOMC maintained rates in April and June, citing solid economic activity, stable labor markets, and inflation above its 2% target. Updated economic projections signaled a more cautious outlook, reducing growth expectations and increasing inflation forecasts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2016 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	19.26%	11.53%	14.22%
Russell 3000 Index	19.60	11.82	14.56

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,757,213,750
Holdings Count | Holding	2,655
Advisory Fees Paid, Amount	$ 423,841
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,757,213,750
Number of Portfolio Holdings	2,655
Net Investment Advisory Fees	$423,841
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	33.2%
Financials	12.7%
Industrials	9.8%
Health Care	9.6%
Consumer Discretionary	9.3%
Communication Services	9.2%
Consumer Staples	4.4%
Energy	3.5%
Real Estate	2.3%
Utilities	2.1%
Other*	3.3%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(1.4)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.4%
Apple, Inc.	6.1%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	2.8%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	1.6%
Berkshire Hathaway, Inc., Class B	1.3%
JPMorgan Chase & Co.	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.4%
Apple, Inc.	6.1%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	2.8%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	1.6%
Berkshire Hathaway, Inc., Class B	1.3%
JPMorgan Chase & Co.	1.3%
(b)Excludes short-term securities.
C000159050 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Total U.S. Stock Market Index Fund
Class Name	Class K Shares
Trading Symbol	BKTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended July 31, 2026, the Fund’s Class K Shares returned 19.62%.
  For the same period, the Russell 3000 Index returned 19.60%.
U.S. equities continued their upward momentum during the third quarter of 2025, driven by strong corporate earnings and enthusiasm surrounding artificial intelligence ("AI"). Uncertainty persisted regarding U.S. trade policies, including reciprocal tariffs and negotiations with China. The Federal Open Market Committee ("FOMC") held rates steady in July before lowering the target range to 4.00% to 4.25% in September to support economic stability amid ongoing trade and inflation concerns.
U.S. equities finished the fourth quarter of 2025 in positive territory. Concerns over AI valuations and the sustainability of AI-related capital expenditures weighed on sentiment. In November, unemployment rose to 4.6% while inflation remained above the Federal Reserve's (“the Fed”) 2% target. The FOMC reduced rates by a combined 50 basis points in October and December, lowering the target range to 3.50% to 3.75%, while reiterating its data-driven approach to future policy decisions.
In the first quarter of 2026, U.S. equities finished in negative territory amid heightened economic and geopolitical uncertainty. Concerns regarding AI valuations, capital expenditures, labor market fluctuations, and escalating Middle East tensions weighed on sentiment and increased volatility. The U.S.-Iran conflict also raised inflation concerns as energy prices increased. The FOMC maintained rates at 3.50% to 3.75% in January and March following three consecutive rate cuts.
U.S. equities finished the second quarter of 2026 in positive territory, supported by strength in semiconductor and AI-related companies. However, concerns surrounding valuations, AI spending, and Middle East tensions continued to contribute to uncertainty. The FOMC maintained rates in April and June, citing solid economic activity, stable labor markets, and inflation above its 2% target. Updated economic projections signaled a more cautious outlook, reducing growth expectations and increasing inflation forecasts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2016 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	19.62%	11.85%	14.55%
Russell 3000 Index	19.60	11.82	14.56

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,757,213,750
Holdings Count | Holding	2,655
Advisory Fees Paid, Amount	$ 423,841
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,757,213,750
Number of Portfolio Holdings	2,655
Net Investment Advisory Fees	$423,841
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	33.2%
Financials	12.7%
Industrials	9.8%
Health Care	9.6%
Consumer Discretionary	9.3%
Communication Services	9.2%
Consumer Staples	4.4%
Energy	3.5%
Real Estate	2.3%
Utilities	2.1%
Other*	3.3%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(1.4)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.4%
Apple, Inc.	6.1%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	2.8%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	1.6%
Berkshire Hathaway, Inc., Class B	1.3%
JPMorgan Chase & Co.	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.4%
Apple, Inc.	6.1%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	2.8%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	1.6%
Berkshire Hathaway, Inc., Class B	1.3%
JPMorgan Chase & Co.	1.3%
(b)Excludes short-term securities.
C000159053 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Small/Mid-Cap Index Fund
Class Name	Class K Shares
Trading Symbol	BSMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended July 31, 2026, the Fund’s Class K Shares returned 30.69%.
  For the same period, the Russell 3000 Index returned 19.60% and the Russell 2500 Index returned 30.64%.
U.S. equities continued their upward momentum during the third quarter of 2025, driven by strong corporate earnings and enthusiasm surrounding artificial intelligence ("AI"). Uncertainty persisted regarding U.S. trade policies, including reciprocal tariffs and negotiations with China. The Federal Open Market Committee ("FOMC") held rates steady in July before lowering the target range to 4.00% to 4.25% in September to support economic stability amid ongoing trade and inflation concerns.
U.S. equities finished the fourth quarter of 2025 in positive territory. Concerns over AI valuations and the sustainability of AI-related capital expenditures weighed on sentiment. In November, unemployment rose to 4.6% while inflation remained above the Federal Reserve's (“the Fed”) 2% target. The FOMC reduced rates by a combined 50 basis points in October and December, lowering the target range to 3.50% to 3.75%, while reiterating its data-driven approach to future policy decisions.
In the first quarter of 2026, U.S. equities finished in negative territory amid heightened economic and geopolitical uncertainty. Concerns regarding AI valuations, capital expenditures, labor market fluctuations, and escalating Middle East tensions weighed on sentiment and increased volatility. The U.S.-Iran conflict also raised inflation concerns as energy prices increased. The FOMC maintained rates at 3.50% to 3.75% in January and March following three consecutive rate cuts.
U.S. equities finished the second quarter of 2026 in positive territory, supported by strength in semiconductor and AI-related companies. However, concerns surrounding valuations, AI spending, and Middle East tensions continued to contribute to uncertainty. The FOMC maintained rates in April and June, citing solid economic activity, stable labor markets, and inflation above its 2% target. Updated economic projections signaled a more cautious outlook, reducing growth expectations and increasing inflation forecasts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2016 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	30.69%	8.08%	11.37%
Russell 3000 Index	19.60	11.82	14.56
Russell 2500 Index	30.64	8.11	11.39

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,336,971,608
Holdings Count | Holding	2,437
Advisory Fees Paid, Amount	$ 341,398
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,336,971,608
Number of Portfolio Holdings	2,437
Net Investment Advisory Fees	$341,398
Portfolio Turnover Rate	40%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.7%
Financials	16.8%
Health Care	14.3%
Information Technology	13.2%
Consumer Discretionary	9.9%
Real Estate	7.0%
Materials	4.9%
Energy	4.4%
Consumer Staples	3.4%
Utilities	2.7%
Other*	4.0%
Short-Term Securities	8.6%
Liabilities in Excess of Other Assets	(7.9)
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell 2000 ETF	0.8%
iShares Russell Mid-Cap ETF	0.5%
ATI, Inc.	0.4%
Carpenter Technology Corp.	0.3%
nVent Electric PLC	0.3%
F5, Inc.	0.3%
U.S. Foods Holding Corp.	0.3%
Tenet Healthcare Corp.	0.3%
Woodward, Inc.	0.3%
Packaging Corp. of America	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell 2000 ETF	0.8%
iShares Russell Mid-Cap ETF	0.5%
ATI, Inc.	0.4%
Carpenter Technology Corp.	0.3%
nVent Electric PLC	0.3%
F5, Inc.	0.3%
U.S. Foods Holding Corp.	0.3%
Tenet Healthcare Corp.	0.3%
Woodward, Inc.	0.3%
Packaging Corp. of America	0.3%
(b)Excludes short-term securities.
C000159051 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Small/Mid-Cap Index Fund
Class Name	Investor A Shares
Trading Symbol	BSMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$41	0.36%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended July 31, 2026, the Fund’s Investor A Shares returned 30.31%.
  For the same period, the Russell 3000 Index returned 19.60% and the Russell 2500 Index returned 30.64%.
U.S. equities continued their upward momentum during the third quarter of 2025, driven by strong corporate earnings and enthusiasm surrounding artificial intelligence ("AI"). Uncertainty persisted regarding U.S. trade policies, including reciprocal tariffs and negotiations with China. The Federal Open Market Committee ("FOMC") held rates steady in July before lowering the target range to 4.00% to 4.25% in September to support economic stability amid ongoing trade and inflation concerns.
U.S. equities finished the fourth quarter of 2025 in positive territory. Concerns over AI valuations and the sustainability of AI-related capital expenditures weighed on sentiment. In November, unemployment rose to 4.6% while inflation remained above the Federal Reserve's (“the Fed”) 2% target. The FOMC reduced rates by a combined 50 basis points in October and December, lowering the target range to 3.50% to 3.75%, while reiterating its data-driven approach to future policy decisions.
In the first quarter of 2026, U.S. equities finished in negative territory amid heightened economic and geopolitical uncertainty. Concerns regarding AI valuations, capital expenditures, labor market fluctuations, and escalating Middle East tensions weighed on sentiment and increased volatility. The U.S.-Iran conflict also raised inflation concerns as energy prices increased. The FOMC maintained rates at 3.50% to 3.75% in January and March following three consecutive rate cuts.
U.S. equities finished the second quarter of 2026 in positive territory, supported by strength in semiconductor and AI-related companies. However, concerns surrounding valuations, AI spending, and Middle East tensions continued to contribute to uncertainty. The FOMC maintained rates in April and June, citing solid economic activity, stable labor markets, and inflation above its 2% target. Updated economic projections signaled a more cautious outlook, reducing growth expectations and increasing inflation forecasts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2016 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	30.31%	7.77%	11.05%
Russell 3000 Index	19.60	11.82	14.56
Russell 2500 Index	30.64	8.11	11.39

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,336,971,608
Holdings Count | Holding	2,437
Advisory Fees Paid, Amount	$ 341,398
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,336,971,608
Number of Portfolio Holdings	2,437
Net Investment Advisory Fees	$341,398
Portfolio Turnover Rate	40%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.7%
Financials	16.8%
Health Care	14.3%
Information Technology	13.2%
Consumer Discretionary	9.9%
Real Estate	7.0%
Materials	4.9%
Energy	4.4%
Consumer Staples	3.4%
Utilities	2.7%
Other*	4.0%
Short-Term Securities	8.6%
Liabilities in Excess of Other Assets	(7.9)
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell 2000 ETF	0.8%
iShares Russell Mid-Cap ETF	0.5%
ATI, Inc.	0.4%
Carpenter Technology Corp.	0.3%
nVent Electric PLC	0.3%
F5, Inc.	0.3%
U.S. Foods Holding Corp.	0.3%
Tenet Healthcare Corp.	0.3%
Woodward, Inc.	0.3%
Packaging Corp. of America	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell 2000 ETF	0.8%
iShares Russell Mid-Cap ETF	0.5%
ATI, Inc.	0.4%
Carpenter Technology Corp.	0.3%
nVent Electric PLC	0.3%
F5, Inc.	0.3%
U.S. Foods Holding Corp.	0.3%
Tenet Healthcare Corp.	0.3%
Woodward, Inc.	0.3%
Packaging Corp. of America	0.3%
(b)Excludes short-term securities.
C000159052 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Small/Mid-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	BSMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13	0.11%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended July 31, 2026, the Fund’s Institutional Shares returned 30.63%.
  For the same period, the Russell 3000 Index returned 19.60% and the Russell 2500 Index returned 30.64%.
U.S. equities continued their upward momentum during the third quarter of 2025, driven by strong corporate earnings and enthusiasm surrounding artificial intelligence ("AI"). Uncertainty persisted regarding U.S. trade policies, including reciprocal tariffs and negotiations with China. The Federal Open Market Committee ("FOMC") held rates steady in July before lowering the target range to 4.00% to 4.25% in September to support economic stability amid ongoing trade and inflation concerns.
U.S. equities finished the fourth quarter of 2025 in positive territory. Concerns over AI valuations and the sustainability of AI-related capital expenditures weighed on sentiment. In November, unemployment rose to 4.6% while inflation remained above the Federal Reserve's (“the Fed”) 2% target. The FOMC reduced rates by a combined 50 basis points in October and December, lowering the target range to 3.50% to 3.75%, while reiterating its data-driven approach to future policy decisions.
In the first quarter of 2026, U.S. equities finished in negative territory amid heightened economic and geopolitical uncertainty. Concerns regarding AI valuations, capital expenditures, labor market fluctuations, and escalating Middle East tensions weighed on sentiment and increased volatility. The U.S.-Iran conflict also raised inflation concerns as energy prices increased. The FOMC maintained rates at 3.50% to 3.75% in January and March following three consecutive rate cuts.
U.S. equities finished the second quarter of 2026 in positive territory, supported by strength in semiconductor and AI-related companies. However, concerns surrounding valuations, AI spending, and Middle East tensions continued to contribute to uncertainty. The FOMC maintained rates in April and June, citing solid economic activity, stable labor markets, and inflation above its 2% target. Updated economic projections signaled a more cautious outlook, reducing growth expectations and increasing inflation forecasts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2016 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	30.63%	8.03%	11.32%
Russell 3000 Index	19.60	11.82	14.56
Russell 2500 Index	30.64	8.11	11.39

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,336,971,608
Holdings Count | Holding	2,437
Advisory Fees Paid, Amount	$ 341,398
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,336,971,608
Number of Portfolio Holdings	2,437
Net Investment Advisory Fees	$341,398
Portfolio Turnover Rate	40%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.7%
Financials	16.8%
Health Care	14.3%
Information Technology	13.2%
Consumer Discretionary	9.9%
Real Estate	7.0%
Materials	4.9%
Energy	4.4%
Consumer Staples	3.4%
Utilities	2.7%
Other*	4.0%
Short-Term Securities	8.6%
Liabilities in Excess of Other Assets	(7.9)
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell 2000 ETF	0.8%
iShares Russell Mid-Cap ETF	0.5%
ATI, Inc.	0.4%
Carpenter Technology Corp.	0.3%
nVent Electric PLC	0.3%
F5, Inc.	0.3%
U.S. Foods Holding Corp.	0.3%
Tenet Healthcare Corp.	0.3%
Woodward, Inc.	0.3%
Packaging Corp. of America	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell 2000 ETF	0.8%
iShares Russell Mid-Cap ETF	0.5%
ATI, Inc.	0.4%
Carpenter Technology Corp.	0.3%
nVent Electric PLC	0.3%
F5, Inc.	0.3%
U.S. Foods Holding Corp.	0.3%
Tenet Healthcare Corp.	0.3%
Woodward, Inc.	0.3%
Packaging Corp. of America	0.3%
(b)Excludes short-term securities.